Securitisations and Covered Bonds - Analysis of Securitisations and Covered Bonds (Detail) £ in Millions	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)
Disclosure of securitisations and covered bonds [line items]
Gross assets		£ 38,265		£ 36,391
Derivative notional		226,541		205,911
Securitisation Programmes
Disclosure of securitisations and covered bonds [line items]
Gross assets		11,556		13,068
Securitisation Programmes | Master Trust Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets		9,745		11,046
Securitisation Programmes | Other Securitisation Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets		1,811		2,022
Holmes | Securitisation Programmes | Master Trust Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets		3,603		4,262
Fosse | Securitisation Programmes | Master Trust Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets		3,000		3,708
Langton | Securitisation Programmes | Master Trust Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets		3,142		3,076
Motor | Securitisation Programmes | Other Securitisation Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets		321		490
Auto ABS UK Loans | Securitisation Programmes | Other Securitisation Structures
Disclosure of securitisations and covered bonds [line items]
Gross assets		1,490		1,532
Euro 35bn Global Covered Bond Programme | Covered Bond Programme
Disclosure of securitisations and covered bonds [line items]
Gross assets		£ 26,709		£ 23,323
Euro 35bn Global Covered Bond Programme
Disclosure of securitisations and covered bonds [line items]
Derivative notional | €	€ 35,000,000,000		€ 35,000,000,000